Commitments and Contingency	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCY

NOTE 15 – COMMITMENTS AND CONTINGENCY

Lease Obligations

The Company leases certain office premises and apartments for employees under operating lease agreements with various terms through November 19, 2023. Future minimum lease payments under the operating lease agreements are as follows:

Amount
Twelve months ending December 31,

2020	$42,353
2021	32,314
2022	17,234
2023	15,271
$107,172

Rental expense for the year ended December 31, 2019 and 2018 were $83,033 and $92,234, respectively.

Underwriter Agreement

On January 16, 2018, the Company entered into an agreement with Boustead Securities, LLC ("Boustead") to engage Boustead as the exclusive financial advisor in connection with the Company's planned initial public offering ("IPO"). The agreement was amended on November 20, 2018 and the term was extended to March 31, 2019. After the agreement expires on March 31, 2019, the Company did not enter into renewal agreement with Boustead. As of December 31, 2019, the Company has paid Boustead $67,500 according to the amended agreement, and has an outstanding balance of $25,000   advisory fee due to Boustead.

On May 10, 2019, the Company   entered into an agreement with Newbridge Securities Corporation ("Newbridge" or" underwriter"), which later was cancelled and replaced by a modified agreement signed on October 14, 2019. According to the modified agreement, Newbridge was engaged to act as the exclusive financial advisor to the Company and its affiliates and subsidiaries in connection with the Company's planned initial public offering ("IPO"). The agreement will be expired in one year and can be terminated with mutual written agreement. Under the modified agreement, the Company agrees to pay the following fees:

1)	Cash retainer: $50,000 which is refundable to the extend that Newbridge's incurred expenses are less than the retainer paid.

2)	Cash fee: At the closing of the IPO, Newbridge will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received.

3)	Non-Accountable expenses: $105,000 payable at the closing of the IPO which is intended to cover Newbridge's legal and road show expenses associated with the IPO.

4)	Financial advisory fee: $25,000 advisory fee will be due and payable at the final closing of the offering.

5)	Travel advances: $15,000 out-of-pocket travel expense for due diligence purposes.

As of December 31, 2019, the Company has paid a total of $75,000 to Newbridge, including the $60,000 cash retainer and $15,000 travel advances.

The agreement also states that, for purposes of covering over-allotments, if any, the Company shall grant Newbridge an option, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15.0% of the total number of Securities to be offered by the Company, on the same terms as the Securities sold in the Offering.

Risks in relation to the VIE structure

It is possible that the Company's operation of certain of its operations and businesses through its VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company's management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC, or (the "MOFCOM") released on its Website for public comment a proposed PRC law (the "Draft FIE Law") that appears to include VIE within the scope of entities that could be considered to be foreign invested enterprises (or "FIEs") that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of "actual control." If the Draft FIE Law is passed by the People's Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Company's VIE arrangements, and as a result the Company's VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company's operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company's income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company's business operations, and have a severe adverse impact on the Company's cash flows, financial position and operating performance.

In addition, it is possible that the contracts among WFOE, the Company and the Company's shareholders would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the VIEs. Consequently, the VIEs' results of operations, assets and liabilities would not be included in the Company's consolidated financial statements. If such were the case, the Company's cash flows, financial position, and operating performance would be materially adversely affected. The Company's contractual arrangements WFOE, the Company and the Company's shareholders are approved and in place. Management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company's operations and contractual relationships would find the contracts to be unenforceable.

The Company's operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Company's operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.